Financial Instruments and Financial Risk Management - Summary of Notional Amounts of Outstanding Foreign Currency Derivatives (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Foreign Currency Derivatives
Disclosure Of Financial Instruments [Line Items]
Notional	$ 1,120,038	$ 621,095